Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenue	$ 527,523	$ 343,638	$ 1,162,065	$ 808,539
United States
Segment Reporting Information [Line Items]
Revenue	415,431	309,715	927,258	726,871
Canada
Segment Reporting Information [Line Items]
Revenue	35,951	33,923	83,803	81,668
Other regions
Segment Reporting Information [Line Items]
Revenue	$ 76,141	$ 0	$ 151,004	$ 0